Convertible Notes - Schedule of Level 3 Items Measured at Fair Value (Details) - Fair Value, Inputs, Level 3 [Member]	2 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Level 3 Items Measured at Fair Value [Member]
Fair value as of July 17, 2025	$ 871,029
Change in Fair Value	16,202
Fair value as of September 30, 2025	$ 887,231